Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Inventories, Net [Abstract]
Own-branded apparel products	$ 5,976,503	$ 761,347	$ 3,708,942	$ 477,482	$ 5,388,735
Less: inventory provision	(518,937)	(66,107)	(92,121)	(11,859)	(68,536)
Total	$ 5,457,566	$ 695,240	$ 3,616,821	$ 465,623	$ 5,320,199